UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Real Estate Investment Portfolio

October 31, 2018

REA-QTLY-1218
1.809107.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 98.0%
REITs - Apartments - 20.4%
American Homes 4 Rent Class A	2,776,900	$58,509
Apartment Investment & Management Co. Class A	858,774	36,962
AvalonBay Communities, Inc.	879,000	154,159
Camden Property Trust (SBI)	756,500	68,289
Equity Residential (SBI)	2,560,300	166,317
Essex Property Trust, Inc.	346,900	86,996
UDR, Inc.	4,988,941	195,517
		766,749
REITs - Diversified - 11.4%
Cousins Properties, Inc.	2,473,600	20,556
Crown Castle International Corp.	323,800	35,210
Digital Realty Trust, Inc.	1,318,100	136,107
Duke Realty Corp.	6,226,000	171,651
Equinix, Inc.	111,100	42,078
Washington REIT (SBI)	785,200	21,884
		427,486
REITs - Health Care - 8.7%
Healthcare Trust of America, Inc.	504,500	13,248
Ventas, Inc.	2,838,854	164,767
Welltower, Inc.	2,274,240	150,259
		328,274
REITs - Hotels - 5.4%
Braemar Hotels & Resorts, Inc.	723,000	7,693
DiamondRock Hospitality Co.	4,162,400	43,497
Host Hotels & Resorts, Inc.	6,464,805	123,542
RLJ Lodging Trust	1,399,200	27,200
		201,932
REITs - Manufactured Homes - 5.6%
Equity Lifestyle Properties, Inc.	1,334,787	126,391
Sun Communities, Inc.	823,963	82,784
		209,175
REITs - Office Property - 12.2%
Boston Properties, Inc.	1,546,300	186,731
Brandywine Realty Trust (SBI)	3,611,800	50,782
Douglas Emmett, Inc.	661,800	23,951
Highwoods Properties, Inc. (SBI)	802,923	34,237
Hudson Pacific Properties, Inc.	906,050	27,453
Piedmont Office Realty Trust, Inc. Class A	1,747,200	31,485
SL Green Realty Corp.	1,031,446	94,130
VEREIT, Inc.	1,140,700	8,361
		457,130
REITs - Regional Malls - 11.3%
Simon Property Group, Inc.	2,051,772	376,539
The Macerich Co.	976,200	50,391
		426,930
REITs - Shopping Centers - 6.7%
Acadia Realty Trust (SBI)	1,749,823	48,715
Brixmor Property Group, Inc.	2,485,596	40,267
Kimco Realty Corp.	3,448,190	55,481
Regency Centers Corp.	1,486,100	94,159
Urban Edge Properties	611,300	12,526
		251,148
REITs - Single Tenant - 0.4%
Spirit Realty Capital, Inc.	1,896,600	14,831
REITs - Storage - 6.6%
Extra Space Storage, Inc.	1,103,540	99,385
Public Storage	728,500	149,685
		249,070
REITs - Warehouse/Industrial - 9.3%
Prologis, Inc.	5,420,130	349,436

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		3,682,161

Real Estate Management & Development - 1.1%
Real Estate Development - 0.7%
Instone Real Estate Group BV (a)	1,144,300	26,842
REITs - Diversified - 0.4%
VICI Properties, Inc.	777,200	16,780

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		43,622

TOTAL COMMON STOCKS
(Cost $2,695,986)		3,725,783

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.23% (b)
(Cost $29,687)	29,682,026	29,688
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,725,673)		3,755,471
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,928
NET ASSETS - 100%		$3,758,399

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,842,000 or 0.7% of net assets.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$213
Total	$213

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

October 31, 2018

IRE-QTLY-1218
1.809077.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 6.0%
360 Capital Group Ltd. unit	6,506,643	$4,400,334
Abacus Property Group unit	2,410,304	5,598,490
Arena (REIT) unit	2,978,308	4,576,723
Mirvac Group unit	3,549,334	5,454,210
National Storage (REIT) unit	7,955,849	9,605,858
Propertylink Group unit	3,335,911	2,763,921

TOTAL AUSTRALIA		32,399,536

Bailiwick of Guernsey - 0.6%
Sirius Real Estate Ltd.	4,651,200	3,317,401
Belgium - 2.2%
Aedifica SA	32,600	2,728,712
Aedifica SA rights (a)(b)	32,600	92,311
Warehouses de Pauw	55,376	7,187,898
Xior Student Housing NV	39,282	1,717,420

TOTAL BELGIUM		11,726,341

Bermuda - 6.4%
Great Eagle Holdings Ltd.	1,508,752	6,887,741
Hongkong Land Holdings Ltd.	1,751,800	10,370,656
Tai Cheung Holdings Ltd.	11,835,000	11,017,094
Wing Tai Properties Ltd.	9,188,000	6,115,999

TOTAL BERMUDA		34,391,490

Cayman Islands - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	8,000	1,138,240
Finland - 3.0%
Kojamo OYJ	1,558,000	16,056,720
France - 3.5%
Altarea SCA	12,294	2,704,196
ARGAN SA	82,361	4,169,893
Societe Fonciere Lyonnaise SA	167,344	11,941,157

TOTAL FRANCE		18,815,246

Germany - 9.6%
DIC Asset AG	389,800	4,207,561
LEG Immobilien AG	130,478	14,284,986
Vonovia SE	729,654	33,404,811

TOTAL GERMANY		51,897,358

Greece - 0.7%
Grivalia Properties REIC	475,618	4,088,799
Hong Kong - 5.3%
Hysan Development Co. Ltd.	2,326,703	10,903,708
Magnificent Hotel Investment Ltd.	226,367,000	5,282,508
Sino Land Ltd.	8,056,355	12,636,292

TOTAL HONG KONG		28,822,508

India - 0.5%
Oberoi Realty Ltd.	473,470	2,710,161
Ireland - 4.0%
Hibernia (REIT) PLC	3,620,143	5,699,493
Irish Residential Properties REIT PLC	9,965,900	16,051,361

TOTAL IRELAND		21,750,854

Japan - 19.4%
Advance Residence Investment Corp.	4,788	12,229,376
Comforia Residential REIT, Inc.	4,308	10,312,322
Daibiru Corp.	294,200	2,972,376
Health Care & Medical Investment Corp.	3,000	3,004,387
Ichigo, Inc.	805,300	2,633,542
Japan Rental Housing Investment, Inc.	13,674	10,724,944
Kenedix, Inc.	508,600	2,645,883
Mitsubishi Estate Co. Ltd.	1,957,600	31,285,973
Mitsui Fudosan Co. Ltd.	1,023,400	23,049,268
Nippon Healthcare Investment Corp.	2,000	3,034,519
Ship Healthcare Holdings, Inc.	74,300	2,689,906

TOTAL JAPAN		104,582,496

Luxembourg - 0.6%
Shurgard Self Storage Europe SARL	109,100	3,062,735
Mexico - 0.8%
Corporacion Inmobiliaria Vesta S.A.B. de CV	3,767,762	4,599,978
Netherlands - 0.5%
NSI NV	63,900	2,522,315
New Zealand - 1.4%
Auckland International Airport Ltd.	1,646,399	7,509,760
Norway - 1.6%
Olav Thon Eiendomsselskap A/S	321,858	5,582,059
Self Storage Group ASA	1,509,452	2,856,030

TOTAL NORWAY		8,438,089

Singapore - 8.5%
Parkway Life REIT	8,566,300	16,079,399
United Industrial Corp. Ltd.	4,209,700	8,509,663
UOL Group Ltd.	2,348,147	10,222,233
Wing Tai Holdings Ltd.	7,864,481	10,957,982

TOTAL SINGAPORE		45,769,277

Spain - 0.7%
Melia Hotels International SA	394,600	4,058,249
Sweden - 5.9%
Amasten Holding AB (a)(c)	11,891,686	5,301,856
D. Carnegie & Co. AB (a)	484,100	8,273,631
Fastighets AB Trianon Class B (d)	357,625	2,727,769
Hufvudstaden AB Series A	1,035,150	15,304,721

TOTAL SWEDEN		31,607,977

Switzerland - 3.2%
PSP Swiss Property AG	180,324	17,412,013
United Kingdom - 11.8%
Assura PLC	12,544,872	8,402,264
Big Yellow Group PLC	616,400	6,795,486
Grainger Trust PLC	2,487,407	8,616,184
Great Portland Estates PLC	699,948	6,242,137
Helical Bar PLC	2,057,345	8,178,362
Land Securities Group PLC	757,915	8,265,520
Safestore Holdings PLC	780,233	5,325,549
Shaftesbury PLC	751,900	8,620,875
St. Modwen Properties PLC	628,325	3,005,294

TOTAL UNITED KINGDOM		63,451,671

United States of America - 1.0%
Alphabet, Inc. Class C (a)	1,700	1,830,509
Amazon.com, Inc. (a)	700	1,118,607
CoStar Group, Inc. (a)	6,200	2,240,804

TOTAL UNITED STATES OF AMERICA		5,189,920

TOTAL COMMON STOCKS
(Cost $567,175,545)		525,319,134

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.23% (e)	11,606,221	11,608,542
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	2,386	2,386
TOTAL MONEY MARKET FUNDS
(Cost $11,610,928)		11,610,928
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $578,786,473)		536,930,062
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,428,556
NET ASSETS - 100%		$539,358,618

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Affiliated company

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$122,338
Fidelity Securities Lending Cash Central Fund	204
Total	$122,542

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amasten Holding AB	$6,775,104	$--	$321,601	$--	$(13,183)	$(1,138,464)	$5,301,856
Total	$6,775,104	$--	$321,601	$--	$(13,183)	$(1,138,464)	$5,301,856

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,830,509	$1,830,509	$--	$--
Consumer Discretionary	14,453,634	14,453,634	--	--
Financials	2,763,921	2,763,921	--	--
Health Care	2,689,906	2,689,906	--	--
Industrials	9,750,564	9,750,564	--	--
Real Estate	493,830,600	439,495,359	54,335,241	--
Money Market Funds	11,610,928	11,610,928	--	--
Total Investments in Securities:	$536,930,062	$482,594,821	$54,335,241	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Real Estate Fund

October 31, 2018

ZXL-QTLY-1218
1.9881645.101

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.7%
REITs - Apartments - 20.3%
American Homes 4 Rent Class A	518	$10,914
Apartment Investment & Management Co. Class A	162	6,972
AvalonBay Communities, Inc.	164	28,762
Camden Property Trust (SBI)	140	12,638
Equity Residential (SBI)	473	30,726
Essex Property Trust, Inc.	65	16,301
UDR, Inc.	923	36,172
		142,485
REITs - Diversified - 11.3%
Cousins Properties, Inc.	463	3,848
Crown Castle International Corp.	54	5,872
Digital Realty Trust, Inc.	245	25,299
Duke Realty Corp.	1,152	31,761
Equinix, Inc.	21	7,954
Washington REIT (SBI)	146	4,069
		78,803
REITs - Health Care - 8.7%
Healthcare Trust of America, Inc.	93	2,442
Ventas, Inc.	526	30,529
Welltower, Inc.	422	27,882
		60,853
REITs - Hotels - 5.4%
Braemar Hotels & Resorts, Inc.	138	1,468
DiamondRock Hospitality Co.	777	8,120
Host Hotels & Resorts, Inc.	1,197	22,875
RLJ Lodging Trust	261	5,074
		37,537
REITs - Manufactured Homes - 5.5%
Equity Lifestyle Properties, Inc.	249	23,578
Sun Communities, Inc.	152	15,271
		38,849
REITs - Office Property - 12.2%
Boston Properties, Inc.	288	34,779
Brandywine Realty Trust (SBI)	677	9,519
Douglas Emmett, Inc.	128	4,632
Highwoods Properties, Inc. (SBI)	151	6,439
Hudson Pacific Properties, Inc.	168	5,090
Piedmont Office Realty Trust, Inc. Class A	321	5,784
SL Green Realty Corp.	191	17,431
VEREIT, Inc.	239	1,752
		85,426
REITs - Regional Malls - 11.3%
Simon Property Group, Inc.	382	70,102
The Macerich Co.	181	9,343
		79,445
REITs - Shopping Centers - 6.7%
Acadia Realty Trust (SBI)	327	9,104
Brixmor Property Group, Inc.	463	7,501
Kimco Realty Corp.	652	10,491
Regency Centers Corp.	274	17,361
Urban Edge Properties	111	2,274
		46,731
REITs - Single Tenant - 0.4%
Spirit Realty Capital, Inc.	358	2,800
REITs - Storage - 6.6%
Extra Space Storage, Inc.	202	18,192
Public Storage	137	28,149
		46,341
REITs - Warehouse/Industrial - 9.3%
Prologis, Inc.	1,011	65,179

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		684,449

Real Estate Management & Development - 1.1%
Real Estate Development - 0.7%
Instone Real Estate Group BV (a)	210	4,926
REITs - Diversified - 0.4%
VICI Properties, Inc.	145	3,131

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		8,057

TOTAL COMMON STOCKS
(Cost $658,893)		692,506

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.23% (b)
(Cost $1,314)	1,313	1,314
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $660,207)		693,820
NET OTHER ASSETS (LIABILITIES) - 1.0%		7,009
NET ASSETS - 100%		$700,829

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,926 or 0.7% of net assets.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26
Total	$26

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 27, 2018